Note 1 - Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1 – Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification

Basis of Presentation

The accompanying financial statements include the accounts of Revolutions Medical Corporation, a Nevada corporation. Unless the context otherwise requires, references to the “Company”, “RevMed”, “our”, “we”, and “us” mean Revolutions Medical Corporation.

The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The FASB establishes accounting principles generally accepted in the United States (“GAAP”). Rules and interpretive releases of the U.S. Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants, which the Company is required to follow. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (“ASC”), which serves as a single source of authoritative non-SEC accounting and reporting standards to be applied by nongovernmental entities.

Description of Business

RevMed endeavors to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe (“RevVac™ Safety Syringe”), which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary Magnetic Resonance Imaging (“MRI”) software tools consisting of RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future the Company believe will have specific commercial applications. The Company’s primary manufacturing facility is located in Wuxi, China.

The accompanying unaudited interim financial statements of Revolutions Medical Corporation have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission (“SEC”), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company’s annual report for the year ended December 31, 2013 on Form 10-K filed on April 14, 2014.

In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited consolidated financial statements for the most recent fiscal year ended December 31, 2013 have been omitted.

Significant Accounting Policies

      Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

      Accounts Receivable

The Company records trade receivables when revenue is recognized.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in unearned revenue on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

      Inventory

Inventory includes only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. As of June 30, 2014 and December 31, 2013, no allowance for inventory was recorded.

      Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

       Intangibles

Intangible assets include patents and trademarks, which are valued at cost and amortized on a straight-line basis over periods varying from 17 to 20 years.

       Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

       Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

      Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes-Model option pricing model (“Black-Scholes Model”).  Changes in fair value are recorded in the statement of operations.

       Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at June 30, 2014, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,376,084	$—	$1,376,084

Derivative liability	$—	$—	$483,535	$483,535

The following table summarizes fair value measurements by level at December 31, 2013, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,376,084	$—	$1,376,084

Derivative liability	$—	$—	$658,453	$658,453

       Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when the price is fixed or determinable; and when collection is reasonably assured.

       Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes Model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the six months ended June 30, 2014, potentially issuable shares, including options and warrants to purchase 22,749,008 shares of the Company’s common stock and notes payable convertible to 103,088,486 shares of the Company’s common stock have been excluded from the calculation. For the six months ended June 30, 2013, potentially issuable shares, including options and warrants to purchase 14,113,003 shares of the Company’s common stock and notes payable convertible to 19,603,263 shares of the Company’s common stock, have been excluded from the calculation.

Subsequent Events

The Company has evaluated all transactions occurring between the six months ended June 30, 2014, through the date of issuance of the financial statements for subsequent event disclosure consideration.

Critical Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

Recent Accounting Standards

                In June 2014, the FASB issued ASU 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements. ASU 2014-10 eliminates the distinction of a development stage entity and certain related disclosure requirements, including the elimination of inception-to-date information on the statements of operations, cash flows and stockholders’ equity. The amendments in ASU 2014-10 will be effective prospectively for annual reporting periods beginning after December 15, 2014, and interim periods within those annual periods, however early adoption is permitted. The Company evaluated and adopted ASU 2014-10 for the reporting period ended June 30, 2014.

Note 1 – Basis of Presentation, Description of Business, Significant Accounting Policies, Critical Accounting Estimates and Reclassification

Basis of Presentation

The accompanying financial statements include the accounts of Revolutions Medical Corporation, a Nevada corporation. Unless the context otherwise requires, references to the “Company”, “RevMed”, “our”, “we”, and “us” mean Revolutions Medical Corporation.

The Company follows accounting standards set by the Financial Accounting Standards Board (“FASB”). The FASB establishes accounting principles generally accepted in the United States (“GAAP”). Rules and interpretive releases of the U.S. Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants, which the Company is required to follow. References to GAAP issued by the FASB in these footnotes are to the FASB Accounting Standards Codification (“ASC”), which serves as a single source of authoritative non-SEC accounting and reporting standards to be applied by nongovernmental entities.

Description of Business

RevMed endeavors to design, develop and commercialize auto retractable vacuum safety syringes.  Our present product development effort is focused on the RevVac™ Auto Retractable Vacuum Safety Syringe (“RevVac™ Safety Syringe”), which is designed specifically to reduce accidental needle stick injuries and lower the spread of blood borne diseases.  The Company also has developed a suite of proprietary Magnetic Resonance Imaging (“MRI”) software tools consisting of RevColor™, Rev3D™, and RevDisplay™.  These tools are designed to enhance general diagnostic confidence through education and research use and in the future the Company believe will have specific commercial applications. The Company’s primary manufacturing facility is located in Wuxi, China.

Since its inception in 1996, the Company has been considered a development stage enterprise for financial reporting purposes as significant efforts have been devoted to raising capital for research and development of various safety syringes and its proprietary MRI software tools. The Company began sales of its 3ml RevVac™ safety syringe in the second quarter of 2012, but has not generated sufficient recurring sales to date to not be considered a development stage company under the ASC.

Significant Accounting Policies

      Cash and Cash Equivalents

The Company considers highly liquid investments (those readily convertible to cash) purchased with original maturity dates of three months or less to be cash equivalents.

      Accounts Receivable

The Company records trade receivables when revenue is recognized.  The Company’s allowance for doubtful accounts is primarily determined by review of specific trade receivables.  Those accounts that are doubtful of collection are included in the allowance.  These provisions are reviewed to determine the adequacy of the allowance for doubtful accounts.  Trade receivables are charged off when there is certainty as to their being uncollectible.  Trade receivables are considered delinquent when payment has not been made within contract terms.

The Company requires certain distributors to make a prepayment prior to beginning production or shipment of their order.  Distributors may apply such prepayments to their outstanding invoices or pay the invoice and continue to carry forward the deposit for future orders.  Such amounts are included in unearned revenue on the balance sheets.  The Company records an allowance for estimated returns as a reduction to accounts receivable and gross profit.  To date, returns have been immaterial.

      Inventory

Inventory includes only finished goods and are valued at the lower of cost or market, with cost being determined using weighted average cost.  The Company compares the average cost to the market price and records the lower value.  Management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time to sell such inventory, the shelf life of inventory, and current market conditions when determining excess or obsolete inventories.  A reserve is established for any excess or obsolete inventories or they may be written off. For the years ended December 31, 2013 and 2012, no allowance for inventory was recorded.

      Property and Equipment

Property and equipment, including significant improvements, are stated at cost. Expenditures for maintenance and repairs are charged to operating expenses as incurred. When properties are retired or otherwise disposed of, the cost of the asset and the related accumulated depreciation are removed from the accounts with the resulting gain or loss being reflected in results of operations.

Depreciation and amortization expense is recorded on a straight-line basis over the estimated useful life of the asset as listed below:

Asset Category	Useful Lives
Machinery and equipment (years)	5
Furniture and fixtures (years)	7
Leasehold improvements	Shorter of leasehold improvement life or remaining term of lease

       Intangibles

Intangible assets include patents and trademarks, which are valued at cost and amortized on a straight-line basis over periods varying from 17 to 20 years.

       Impairment of Long-lived Assets

The Company reviews the carrying value of the long-lived assets periodically to determine if facts and circumstances exist that would suggest that assets might be impaired or that the useful lives should be modified. Among the factors the Company considers in making the evaluation are changes in market position and profitability. If facts and circumstances exist which may indicate impairment, the Company will prepare a projection of the undiscounted cash flows of the asset group and determine if the long-lived assets are recoverable based on these undiscounted cash flows. If impairment is indicated, an adjustment will be made to reduce the carrying amount of these assets to their fair value.

      Research and Development

Research and development costs are expensed as incurred.  The Company incurred $0 and $35,544 of research and development expenses for the years ended December 31, 2013 and 2012.

       Beneficial Conversion Feature

From time to time, the Company may issue convertible notes that have conversion prices that create an embedded beneficial conversion feature on the issuance date. A beneficial conversion feature exists on the date a convertible note is issued when the fair value of the underlying common stock to which the note is convertible into is in excess of the remaining unallocated proceeds of the note after first considering the allocation of a portion of the note proceeds to the fair value of any attached equity instruments, if any related equity instruments were granted with the debt. The intrinsic value of the beneficial conversion feature is recorded as a debt discount with a corresponding amount to additional paid-in capital.  The debt discount is amortized to interest expense over the life of the note using the effective interest method.

      Derivative Instruments

Derivatives are measured at their fair value on the balance sheet.  In determining the appropriate fair value, the Company uses the Black-Scholes-Model option pricing model (“Black-Scholes Model”).  Changes in fair value are recorded in the statement of operations.

       Fair Value of Financial Instruments

The Company measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date.  The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs are classified as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.
●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.
●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2013, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,376,084	$—	$1,376,084

Derivative liability	$—	$—	$658,453	$658,453

The following table summarizes fair value measurements by level at December 31, 2012, for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Payable for indemnification	$—	$1,347,806	$—	$1,347,806

Derivative liability	$—	$—	$364,802	$364,802

       Revenue Recognition

Revenue is recognized for sales when title and risk of ownership passes to the customer, generally upon shipment from the manufacturing facility in Wuxi, China or from our warehouse facility in Ladson, South Carolina; when the price is fixed or determinable; and when collection is reasonably assured.

       Share-based Compensation

The Company estimates the fair value of each stock option award at the grant date by using the Black-Scholes Model and value of common shares based on the trading price on the date of the share grant. The fair value determined represents the cost for the award and is recognized over the vesting period during which an employee is required to provide service in exchange for the award. As share-based compensation expense is recognized based on awards ultimately expected to vest, the Company reduces the expense for estimated forfeitures based on historical forfeiture rates. Previously recognized compensation costs may be adjusted to reflect the actual forfeiture rate for the entire award at the end of the vesting period. Excess tax benefits, if any, are recognized as an addition to paid-in capital.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under the liability method, deferred taxes are determined based on the differences between the financial statement and tax basis of assets and liabilities at enacted tax rates in effect in the years in which the differences are expected to reverse.

 Earnings (Loss) Per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) available to common stockholders for the period by the weighted average shares of common stock outstanding during the period. Diluted net income per common share is computed by dividing the net income for the period by the weighted average number of common and common equivalent shares outstanding during the period. The calculation of diluted income (loss) per common share assumes the dilutive effect of stock options, warrants and any other potentially dilutive securities outstanding. During a loss period, the potentially dilutive securities have an anti-dilutive effect and are not included in the calculation of dilutive net loss per common share. For the year ended December 31, 2013, potentially issuable shares, including options and warrants to purchase 11,749,008 shares of the Company’s common stock and notes payable convertible to 52,530,562 shares of the Company’s common stock have been excluded from the calculation. For the year ended December 31, 2012, potentially issuable shares, including options and warrants to purchase 14,980,000 shares of the Company’s common stock and notes payable convertible to 6,603,582 shares of the Company’s common stock have been excluded from the calculation.

Subsequent Events

The Company has evaluated all transactions occurring between the end of its fiscal year, December 31, 2013, through the date of issuance of the financial statements for subsequent event disclosure consideration.

Critical Accounting Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ significantly from those estimates.

 Reclassifications

Certain prior period amounts have been reclassified to conform to current period presentation.

New and Pending Accounting Standards

The Company does not anticipate that any recently issued accounting pronouncements will have a significant impact on the results of operations, financial position, or cash flows of the Company. In addition, the Company is evaluating other accounting standards and exposure drafts, such as exposure drafts related to revenue recognition, leases and fair value measurements, that have been issued or proposed by the FASB or other standard setting bodies that do not require adoption until a future date to determine whether adoption will have a material impact on the Company’s financial statements.